INTANGIBLES, NET (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Useful Life (in years)	10 years
Gross Book Value	$ 32
Accumulated Amortization	0
Net Book Value	$ 32
Weighted Average Remaining Useful Life (in years)	10 years